Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Bonuses	Total Payments
Total	$ 147,946,012	$ 341,835,519	$ 15,881,916	$ 28,330,000	$ 533,993,447
Corporate
Total	43,010,000		220,000	20,000	43,250,000
Alberta
Total	8,060,000	145,980,000	6,470,000	26,790,000	187,300,000
SW Saskatchewan
Total	9,720,000	54,750,000	3,340,000		67,810,000
SE Saskatchewan
Total	23,450,000	33,160,000	4,630,000	1,520,000	62,760,000
Veren Inc USA
Total	61,370,000	8,060,000			69,430,000
Alberta Oil and Gas Extraction
Total	2,336,012	99,885,519	1,221,916		103,443,447
Veren Inc
Total	145,610,000	241,950,000	14,660,000	28,330,000	430,550,000
Veren Inc | Corporate
Total	43,010,000		220,000	20,000	43,250,000
Veren Inc | Alberta
Total	8,060,000	145,980,000	6,470,000	26,790,000	187,300,000
Veren Inc | SW Saskatchewan
Total	9,720,000	54,750,000	3,340,000		67,810,000
Veren Inc | SE Saskatchewan
Total	23,450,000	33,160,000	4,630,000	$ 1,520,000	62,760,000
Veren Inc | Veren Inc USA
Total	61,370,000	8,060,000			69,430,000
Hammerhead Resources ULC
Total	2,336,012	99,885,519	1,221,916		103,443,447
Hammerhead Resources ULC | Alberta Oil and Gas Extraction
Total	$ 2,336,012	$ 99,885,519	$ 1,221,916		$ 103,443,447